Stockholders' Equity - Schedule of Warrants Activity (Details) - $ / shares	6 Months Ended	10 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Shares of Common Stock Underlying Warrants outstanding beginning balance	4,677,458
Shares of Common Stock Underlying Warrants Granted
Shares of Common Stock Underlying Warrants Cancelled or Expired
Shares of Common Stock Underlying Warrants Exercised
Shares of Common Stock Underlying Warrants outstanding ending balance	4,677,458	4,677,458
Weighted Average Exercise Price beginning balance	$ 11.50
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Cancelled or Expired
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price ending balance	$ 11.50	$ 11.50
Successor [Member]
Shares of Common Stock Underlying Warrants outstanding beginning balance	4,677,458
Shares of Common Stock Underlying Warrants Granted		4,677,458
Shares of Common Stock Underlying Warrants Cancelled or Expired
Shares of Common Stock Underlying Warrants Exercised
Shares of Common Stock Underlying Warrants outstanding ending balance		4,677,458
Weighted Average Exercise Price beginning balance	$ 11.50
Weighted Average Exercise Price Granted		11.50
Weighted Average Exercise Price Cancelled or Expired
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price ending balance		$ 11.50